UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: Diversified Income Strategies Portfolio, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Diversified Income Strategies Portfolio, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                            Face
Industry*                                 Amount            Corporate Debt Obligations                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.4%        EUR  4,000,000            Aero Invest 1 SA,10.635% due 3/01/2015                    $   4,585,195
                                  USD  2,000,000            DynCorp International LLC, 9.50% due 2/15/2013 (d)            1,850,000
                                       3,000,000            Vought Aircraft Industries, Inc., 8% due 7/15/2011            2,932,500
                                                                                                                      -------------
                                                                                                                          9,367,695
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.9%                      4,200,000            Delco Remy International, Inc., 7.141%
                                                            due 4/15/2009 (b)                                             4,179,000
                                       3,000,000            Exide Technologies,10.50% due 3/15/2013 (d)                   2,160,000
                                       2,000,000            Stoneridge Inc., 11.50% due 5/01/2012                         2,020,000
                                                                                                                      -------------
                                                                                                                          8,359,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.1%                    2,000,000            Granite Broadcasting Corp., 9.75% due 12/01/2010              1,830,000
                                       6,000,000            XM Satellite Radio, Inc., due 5/01/2009 (b)                   6,030,000
                                       3,000,000            Young Broadcasting Inc., 10% due 3/01/2011                    2,962,500
                                                                                                                      -------------
                                                                                                                         10,822,500
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 1.2%      EUR  2,250,000            Kabel BW Holdings GMBH, 9.486% due 2/03/2015                  2,611,498
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.1%               USD  3,000,000            Cablevision Systems Corp., 7.88% due 4/01/2009 (b)            3,150,000
                                       5,000,000            CCO Holdings, LLC, 7.535% due 12/15/2010 (b)(d)               4,925,000
                                       4,000,000            Intelsat Bermuda Ltd., 7.794% due 1/15/2012 (b)(d)            4,060,000
                                       5,000,000            New Skies Satellites, BV, 8.539% due 11/01/2011 (b)(d)        5,050,000
                                                                                                                      -------------
                                                                                                                         17,185,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.4%                       2,000,000            Huntsman LLC, 10.641% due 7/15/2011 (b)(d)                    2,100,000
                                       5,000,000            Omnova Solutions, Inc., 11.25% due 6/01/2010                  5,200,000
                                                                                                                      -------------
                                                                                                                          7,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 5.6%         4,000,000            Ames True Temper, Inc., 7.141% due 1/15/2012 (b)              3,760,000
                                       4,000,000            Chattem, Inc., 6.33% due 3/01/2010 (b)                        4,040,000
                                       4,000,000            Hines Nurseries, Inc., 10.25% due 10/01/2011                  4,120,000
                                                                                                                      -------------
                                                                                                                         11,920,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.2%               2,000,000            Primedia, Inc., 8.638% due 5/15/2010 (b)                      2,100,000
                                       5,000,000            Universal City Florida Holding Co. I, 7.96%
                                                            due 5/01/2010 (b)                                             5,200,000
                                       3,000,000            WDAC Subsidiary Corp., 8.375% due 12/01/2014 (d)              2,775,000
                                       5,000,000            WMG Holdings Corp., 7.385% due 12/15/2011 (b)(d)              5,200,000
                                                                                                                      -------------
                                                                                                                         15,275,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                 4,000,000            Belden & Blake Corp., 8.75% due 7/15/2012                     3,620,000
Production - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.2%                  4,000,000            Aventine Renewable Energy Holdings, Inc., 9.41%
                                                            due 12/15/2011 (b)(d)                                         3,640,000
                                       3,000,000            Parker Drilling Co., 8.08% due 9/01/2010 (b)                  3,120,000
                                                                                                                      -------------
                                                                                                                          6,760,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 1.8%                     4,000,000            Duane Read Inc., 7.91% due 12/15/2010 (b)(d)                  3,840,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 1.8%                          4,000,000            Penn National Gaming, Inc., 6.75% due 3/01/2015 (d)           3,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 3.2%                     2,000,000            Elan Finance Plc, 7.268% due 11/15/2011 (b)(d)                1,730,000
                                       5,000,000            Universal Hospital Services, Inc.,10.125%
                                                            due 11/01/2011                                                5,050,000
                                                                                                                      -------------
                                                                                                                          6,780,000
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.7%                         4,000,000            Builders Firstsource, Inc., 7.518% due 2/15/2012 (b)(d)       3,860,000
                                       4,335,000            Goodman Global Holding Co., Inc., 6.621%
                                                            due 6/15/2012 (b)(d)                                          4,139,925
                                       4,500,000            Nortek, Inc., 8.50% due 9/01/2014                             4,027,500
                                                                                                                      -------------
                                                                                                                         12,027,425
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 4.4%          2,000,000            Activant Solutions, Inc., 9.09% due 4/01/2010 (b)(d)          2,030,000
                                       4,000,000            MagnaChip SemiConductor SA, 6.66%
                                                            due 12/15/2011 (b)(d)                                         3,720,000
                                       4,000,000            Telcordia Technologies Inc., 10% due 3/15/2013 (d)            3,500,000
                                                                                                                      -------------
                                                                                                                          9,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 3.6%                         5,000,000            Felcor Lodging LP, 7.78% due 6/01/2011 (b)                    5,137,500
                                       2,500,000            Host Marriott LP, 6.375% due 3/15/2015 (d)                    2,443,750
                                                                                                                      -------------
                                                                                                                          7,581,250
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 5.7%                   2,975,000            Brand Services, Inc., 12% due 10/15/2012                      3,272,500
                                       4,000,000            CPI Holdco, Inc., 8.83% due 2/01/2015 (b)(d)                  3,880,000
                                       3,000,000            Propex Fabrics, Inc., 10% due 12/01/2012                      2,820,000
                                       2,500,000            Trimas Corp., 9.875% due 6/15/2012                            2,025,000
                                                                                                                      -------------
                                                                                                                         11,997,500
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 6.3%                       2,000,000            AEP Industries, Inc., 7.875% due 3/15/2013 (d)                1,997,448
                                       3,720,000            Anchor Glass Container Corp., 11% due 2/15/2013               2,994,600

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                            Face
Industry*                                 Amount            Corporate Debt Obligations                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  USD  4,500,000            Constar International, Inc., 6.643% due 2/15/2012 (b)(d)  $   4,252,500
                                       2,000,000            Tekni-Plex, Inc., 8.75% due 11/15/2013 (d)                    1,720,000
                                       3,000,000            Wise Metals Group LLC,10.25% due 5/15/2012                    2,475,000
                                                                                                                      -------------
                                                                                                                         13,439,548
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 4.6%                           5,000,000            Abitibi-Consolidated, Inc., 6.91% due 6/15/2011 (b)           4,850,000
                                       2,000,000            Boise Cascade LLC, 6.016% due 10/15/2012 (b)(d)               2,000,000
                                       3,000,000            NewPage Corp., 9.46% due 5/01/2012 (b)(d)                     2,940,000
                                                                                                                      -------------
                                                                                                                          9,790,000
-----------------------------------------------------------------------------------------------------------------------------------
Service - 4.0%                         4,000,000            Buhrmann US, Inc., 7.875% due 3/01/2015 (d)                   3,800,000
                                       5,000,000            HydroChem Industrial Services, Inc., 9.25%
                                                            due 2/15/2013 (b)(d)                                          4,600,000
                                                                                                                      -------------
                                                                                                                          8,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 3.8%              2,000,000            Qwest Communications International Inc., 7.268%
                                                            due 2/15/2013 (b)(d)                                          1,975,000
                                       4,000,000            Time Warner Telecom Holdings, Inc., 6.768%
                                                            due 2/15/2011 (b)                                             4,060,000
                                       2,000,000            US LEC Corp. Class A, 11.89% due 10/01/2009 (b)               2,050,000
                                                                                                                      -------------
                                                                                                                          8,085,000
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 3.5%                  4,000,000            Progress Rail Services Corp., 7.75% due 4/01/2012(d)          3,960,000
                                       4,000,000            Titan Petrochemicals Group Ltd., 8.50%
                                                            due 3/18/2012 (d)                                             3,575,000
                                                                                                                      -------------
                                                                                                                          7,535,000
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 4.3%                         5,000,000            Calpine Generating Co. LLC, 8.861% due 4/01/2010 (b)          4,812,500
                                       4,000,000            Dynegy Holdings, Inc., 9.641% due 7/15/2008 (b)(d)            4,260,000
                                                                                                                      -------------
                                                                                                                          9,072,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless - 6.5%                        2,000,000            AirGate PCS, Inc., 6.891% due 10/15/2011 (b)                  2,040,000
                                       5,000,000            Dobson Cellular Systems, Inc., 7.96%
                                                            due 11/01/2011 (b)(d)                                         5,112,500
                                       4,000,000            Iwo Escrow Co., 6.891% due 1/15/2012 (b)(d)                   3,980,000
                                       2,500,000            US Unwired, Inc., 7.66% due 6/15/2010 (b)                     2,562,500
                                                                                                                      -------------
                                                                                                                         13,695,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Corporate Debt Obligations
                                                            (Cost - $231,129,384) - 103.0%                              218,613,916
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Floating Rate Loan Interests (a)
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.7%                      3,000,000            Metaldyne Corp. Term Loan D, due 12/31/2009                   2,893,125
                                       5,000,000            RJ Tower Corp. Tranche B Term Loan, due 2/02/2007             4,998,440
                                                                                                                      -------------
                                                                                                                          7,891,565
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 2.8%                    5,000,000            SatBirds Capital Participations Second Lien Term
                                                            Loan, due 9/30/2013                                           5,986,338
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%                       2,000,000            PQ Corp. Term Loan, due 2/11/2012                             2,006,876
                                       3,000,000            Wellman, Inc. Second Lien Term Loan, due 2/10/2010            3,108,750
                                                                                                                      -------------
                                                                                                                          5,115,626
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.4%         5,000,000            American Safety Razor Co. Tranche C Term Loan,
                                                            due 8/28/2012                                                 5,037,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                                      Quest Cherokee:
Production - 2.4%                      1,000,289                LLC Line of Credit, due 12/31/2008                        1,007,791
                                       4,161,498                LLC Term Loan B, due 7/22/2010                            4,182,305
                                                                                                                      -------------
                                                                                                                          5,190,096
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 1.4%                          3,000,000            Resorts International Holdings LLC Second Lien Term
                                                            Loan, due 4/26/2013                                           2,997,501
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 2.0%                     4,000,000            HealthSouth Corp. Term Loan A, due 1/16/2011                  4,180,000
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.8%                         2,000,000            Lake at Las Vegas Joint Venture Term Loan,
                                                            due 11/01/2009                                                2,011,000
                                       4,000,000            Stile U.S. Acquisition Corp. Bridge Loan, due 4/06/20015      4,010,000
                                                                                                                      -------------
                                                                                                                          6,021,000
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 3.5%          5,500,000            Amkor Technology, Inc. Second Lien Term Loan,
                                                            due 10/27/2010                                                5,534,375
                                       1,850,000            Fidelity National Information Solutions, Inc. Term
                                                            Loan B, due 3/09/2013                                         1,839,363
                                                                                                                      -------------
                                                                                                                          7,373,738
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                            Face
Industry*                                 Amount            Floating Rate Loan Interests (a)                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.1%              USD  4,622,037            EaglePicher Holdings, Inc. Tranche B Term Loan,
                                                            due 8/07/2009                                             $   4,541,151
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.4%                       5,000,000            Graham Packaging Co., LP Second Lien Term Loan,
                                                            due 4/07/2012                                                 5,071,875
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 1.9%                                                White Birch Paper Co.:
                                       2,000,000                First Lien Term Loan, due 4/08/2012                       2,006,666
                                       2,000,000                Second Lien Term Loan, due 4/08/2013                      2,001,666
                                                                                                                      -------------
                                                                                                                          4,008,332
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.0%                          4,000,000            American Reprographics Co., LLC Second Lien Term
                                                            Loan, due 12/18/2009                                          4,210,000
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 1.4%              3,000,000            FairPoint Communications, Inc. Term Loan B,
                                                            due 2/08/2012                                                 3,021,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Floating Rate Loan Interests
                                                            (Cost - $71,822,670) - 33.2%                                 70,646,097
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper ***- 8.0%            17,000,000            Hertz Corp., 3.50% due 6/10/2005                             16,985,125
-----------------------------------------------------------------------------------------------------------------------------------
                                      Beneficial
                                        Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                  USD    564,310            Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I (c)                                         564,310
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $17,549,435) - 8.3%                                  17,549,435
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments  (Cost - $320,501,489**)  - 144.          306,809,448

                                                            Liabilities in Excess of Other Assets - (44.5%)             (94,514,599)
                                                                                                                      -------------
                                                            Net Assets - 100.0%                                       $ 212,294,849
                                                                                                                      =============

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                       $ 320,501,489
                                           =============
      Gross unrealized appreciation        $     420,134
      Gross unrealized depreciation          (14,112,175)
                                           -------------
      Net unrealized depreciation          $ (13,692,041)
                                           =============

*** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
(a) Floating rate loan interests in which the Portfolio invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Floating rate note.
(c) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC           $564,310        $ 82,254
      Cash Sweep Series I
      --------------------------------------------------------------------------
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      Currency Abbreviations:

      EUR      Euro
      USD      U.S. Dollar

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

      Swaps outstanding as of May 31, 2005 were as follows:

      --------------------------------------------------------------------------------
                                                                          Unrealized
                                                            Notional     Appreciation
                                                             Amount     (Depreciation)
      --------------------------------------------------------------------------------
      Sold credit default protection on General
      Motors Corporation and receive 5.25%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2008                                  $  5,000,000     $   (283,615)

      Sold credit default protection on Dow Jones
      CDX North America High Yield High Beta (HB) and
      receive 5%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2010                                 $  7,000,000         (932,183)

      Sold credit default protection on Dow Jones
      CDX North America High Yield Single B and
      receive 3.4%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2010                                  $  5,000,000       40,865,000

      Receive a floating rate based on 3-month USD
      LIBOR, and pay a fixed rate of 4.853%
      Broker, Lehman Brothers Special Finance
      Expires March 2013                                 $ 31,000,000       (1,113,460)
      --------------------------------------------------------------------------------
      Total                                                               $ (2,288,393)
                                                                          ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Income Strategies Portfolio, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Diversified Income Strategies Portfolio, Inc.

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Diversified Income Strategies Portfolio, Inc.

Date: July 15, 2005


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Diversified Income Strategies Portfolio, Inc

Date: July 15, 2005